UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Tactics Advisors, LLC
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-14597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      W.C. Davis Parr
Title:     Manager
Phone:     214.273.5208

Signature, Place, and Date of Signing:

 /s/ W.C. Davis Parr     Dallas, Texas/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $75,808 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     3328   700628 SH       SOLE                   700628
AMERISTAR CASINOS INC          COM              03070Q101     1210    70000 SH       SOLE                    70000
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     1008  1002044 PRN      SOLE                  1002044
BP PLC                         SPONSORED ADR    055622104     2550    59668 SH       SOLE                    59668
CHARMING SHOPPES INC           COM              161133103     2556   521632 SH       SOLE                   521632
CHICOPEE BANCORP INC           COM              168565109      476    33804 SH       SOLE                    33804
CHICOS FAS INC                 COM              168615102      780    70000 SH       SOLE                    70000
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     2596   378500 SH       SOLE                   378500
COTT CORP QUE                  COM              22163N106     1252   200020 SH       SOLE                   200020
DRYSHIPS INC.                  SHS              Y2109Q101     1205   602700 SH       SOLE                   602700
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     1751  2556458 PRN      SOLE                  2556458
EXTREME NETWORKS INC           COM              30226D106     2779   951750 SH       SOLE                   951750
GMX RES INC                    NOTE 4.500% 5/0  38011MAJ7      487  1007500 PRN      SOLE                  1007500
GMX RES INC                    NOTE 5.000% 2/0  38011MAB4      875   901396 PRN      SOLE                   901396
HARVEST NATURAL RESOURCES IN   COM              41754V103     2064   279557 SH       SOLE                   279557
HEXCEL CORP NEW                COM              428291108     4514   186467 SH       SOLE                   186467
HUMAN GENOME SCIENCES INC      COM              444903108     1599   216300 SH       SOLE                   216300
HUMAN GENOME SCIENCES INC      NOTE 2.250% 8/1  444903AM0     1499  1510200 PRN      SOLE                  1510200
INTERDIGITAL INC               COM              45867G101     2815    69770 SH       SOLE                    69770
LAM RESEARCH CORP              COM              512807108     2665    72000 SH       SOLE                    72000
MERITOR INC                    COM              59001K100     2038   383191 SH       SOLE                   383191
NABORS INDUSTRIES LTD          SHS              G6359F103     1926   111100 SH       SOLE                   111100
NORTHWEST BANCSHARES INC MD    COM              667340103     1980   159200 SH       SOLE                   159200
OMNIAMERICAN BANCORP INC       COM              68216R107     4062   258752 SH       SOLE                   258752
RENTECH NITROGEN PARTNERS L    COM UNIT         760113100     2732   167100 SH       SOLE                   167100
RUBICON MINERALS CORP          COM              780911103     1198   316992 SH       SOLE                   316992
RUBY TUESDAY INC               COM              781182100     2967   430000 SH       SOLE                   430000
SIGA TECHNOLOGIES INC          COM              826917106      486   192844 SH       SOLE                   192844
SPDR S&P 500 ETF TR            TR UNIT          78462F103      248   247943 SH       SOLE                   247943
SUNCOKE ENERGY INC             COM              86722A103     1066    95200 SH       SOLE                    95200
SYNOVUS FINL CORP              COM              87161C105     1384   984245 SH       SOLE                   984245
TESSERA TECHNOLOGIES INC       COM              88164L100     1548    92397 SH       SOLE                    92397
TRANSOCEAN LTD                 REG SHS          H8817H100     4607   120000 SH       SOLE                   120000
VIEWPOINT FINL GROUP INC MD    COM              92672A101     7949   610942 SH       SOLE                   610942
WILEY JOHN & SONS INC          CL A             968223206     3154    84868 SH       SOLE                    84868
WPX ENERGY INC                 COM              98212B103      454    25000 SH       SOLE                    25000